Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income [Abstract]
Net income	CAD 5,484	CAD 3,640	CAD 3,538
Other comprehensive income (loss)
Net gain (loss) on foreign currency translation	(197)	(45)	249
Net change in pension and other postretirement benefit plans	(224)	(694)	306
Other comprehensive income (loss) before income taxes	(421)	(739)	555
Income tax recovery (expense)	(5)	148	105
Other comprehensive income (loss)	(426)	(591)	660
Comprehensive income	CAD 5,058	CAD 3,049	CAD 4,198